Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	2.60%	3.16%
Discount rate as at December 31	3.00%	2.63%
Expected long-term rate of return on plan assets	5.40%	5.52%
Rate of compensation increase	3.30%	3.34%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	2.60%	3.22%
Discount rate as at December 31	2.97%	2.64%
Expected long-term rate of return on plan assets	4.88%	5.28%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.49%	4.61%
Health care cost trend rate assumed for next fiscal year	5.75%
Remaining period until health care cost trend rate reaches ultimate trend rate	11 years